Share-based payments (Details) € in Thousands		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 05, 2023 shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2025 shares	Dec. 31, 2022	Mar. 14, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €				€ 6,536	€ 6,683
Percent of escrow shares released								70.00%
Annual remuneration base fee | €				€ 150
Non-executive remuneration received in cash, as a percent				50.00%
Non-executive remuneration received in equity, as a percent				50.00%			50.00%
Forecast | Zegna non-executive directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)						7,640
Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares exercised (in shares)		468,450
Options exercised | €		€ 3,654
Equity settled share based payments | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested in share-based payment arrangement (in shares)			690,000
Equity settled share based payments | Performance share units | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested in share-based payment arrangement (in shares)			240,000
Equity settled share based payments | Performance share units | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested in share-based payment arrangement (in shares)			450,000
Ordinary shares | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	588,000
Escrow Shares | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)								3,521,875